Interim Condensed Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit (loss) [abstract]
Revenue from collaboration and licensing agreements	€ 35,344	€ 41,271
Government financing for research expenditures	4,854	4,319
Revenue and other income	40,198	45,589
Research and development expenses	(31,453)	(24,956)
General and administrative expenses	(9,144)	(12,140)
Operating expenses	(40,597)	(37,096)
Operating income (loss)	(398)	8,494
Financial income	3,083	4,048
Financial expenses	(966)	(6,166)
Net financial income (loss)	2,116	(2,118)
Net income (loss) before tax	1,718	6,376
Income tax expense	0	0
Net income (loss) from continuing operations	1,718	6,376
Net income (loss) from discontinued operations	0	(73)
Net income (loss)	€ 1,718	€ 6,303
Weighted average number of shares, basic (in shares)	80,319,897	79,753,657
Weighted average number of shares, diluted (in shares)	80,319,897	79,753,657
Net income (loss) per share :
Basic income (loss) per share (in EUR per share)	€ 0.02	€ 0.08
Diluted income (loss) per share (in EUR per share)	0.02	0.08
Basic income (loss) per share from continuing operations (in EUR per share)	0.02	0.08
Diluted income (loss) per share from continuing operations (in EUR per share)	0.02	0.08
Basic income (loss) per share from discontinued operations (in EUR per share)	0	0
Diluted income (loss) per share from discontinued operations (in EUR per share)	€ 0	€ 0